Auditors Fees (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Auditors Fees [Abstract]
Audit fees	$ 926	$ 763	$ 797
Audit related fees	0	510	0
Tax services fees	35	165	209
Non-audit services fees	0	5	0
Total Auditors Fees	$ 961	$ 1,443	$ 1,006